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                             UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                 Form 13F

                             Form 13F COVER PAGE
              Report for the Calendar Year or Quarter Ended:    12/31/2005
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              Check here if Amendment[   ]:  Amendment Number:
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                             This Amendment (Check only one):
                             [  ] is a restatement
                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MICHAEL R. MURPHY
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Address:  71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
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Form 13F File Number 28-  ------------------------------------------------------

        The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
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Title:   Managing Member of Discovery Group I, LLC
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Phone:   312-920-2135
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Signature, Place, and Date of Signing:

/s/ Michael R. Murphy
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(Signature)

Chicago, Illinois
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(City, State)

2/13/2005
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(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE
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                                 Form 13F Summary Page

                                   Report Summary:


Number of Other Included Manager:

        2
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Form 13F Information Table Entry Total:

        10
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Form 13F Information Table Value Total:

        $83,710 (thousands)
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THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13D file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number            Name

1                  28-                             DANIEL J. DONOGHUE
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2                  28-                             DISCOVERY GROUP I, LLC
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                                   13F Holdings Report
                                     12/31/2005


COLUMN 1                     COLUMN 2         COLUMN 3       COLUMN 4      COLUMN 5
      NAME OF                    TITLE OF                      VALUE        SHRS OR   SH/
      ISSUER                     CLASS          CUSIP        (X $1000)      PRN AMT   PRN

TESSCO TECHNOLOGIES INC       COM             872386107         $8,332      503,750    SH
ELECTRONIC CLEARINGHOUSE IN   COM PAR.01 NEW  285562500         $7,652      767,519    SH
CASCADE MICROTECH INC         COM             147322101        $11,570      916,090    SH
SUMMA INDS                    COM             86562T105         $2,230      285,904    SH
HAWK CORP                     CL A            420089104         $9,606      654,775    SH
PAC-WEST TELECOM INC          COM             69371Y101         $2,609    2,689,607    SH
ASHWORTH INC                  COM             04516H101         $8,543    1,010,974    SH
ULTRA CLEAN HLDGS INC         COM             90385V107         $8,006    1,105,830    SH
NEOWARE SYS INC               COM             64065P102        $17,045      731,544    SH
RIMAGE CORP                   COM             766721104         $8,117      280,090    SH

TOTAL                                                          $83,710    8,946,083


                             COLUMN 6                 COLUMN 7                                                    COLUMN 8
                                                                                                              Voting Authority
                             PUT/     INVESTMENT                    OTHER
                             CALL     DISCRETION                   MANAGERS                           SOLE       SHARED        NONE

TESSCO TECHNOLOGIES INC               SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC               503,750
ELECTRONIC CLEARINGHOUSE IN           SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC               767,519
CASCADE MICROTECH INC                 SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC               916,090
SUMMA INDS                            SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC               285,904
HAWK CORP                             SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC               654,775
PAC-WEST TELECOM INC                  SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC             2,689,607
ASHWORTH INC                          SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC             1,010,974
ULTRA CLEAN HLDGS INC                 SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC             1,105,830
NEOWARE SYS INC                       SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC               731,544
RIMAGE CORP                           SHARED-OTHER   DANIEL J. DONOGHUE AND DISCOVERY GROUP I, LLC               280,090

TOTAL                                                                                                          8,946,083
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